GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
General And Administrative Expenses
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

	December 31, 2023	December 31, 2022	December 31, 2021
BCA transaction cost	7,278	-	-
Professional services	667	1,105	1,089
Public company expenses	5,128	-	-
Wages and salaries related	1,348	935	752
Travel expenses	611	223	-
Office and maintenance	170	145	116
Share based compensation	1,222	137	331
Insurance	50	60	102
Depreciation and amortization	30	35	28
Other	63	83	64
Total	16,567	2,723	2,482